GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

In April 2019, Gold Leaf acquired 21,000,000 shares, representing 51.65% of the issued and outstanding shares of common stock, $0.01 par value per share, of BigSupersearch.com, Inc., a California corporation (“BigSupersearch”), and 14,000,000 shares of its Series A preferred stock, representing 76.26% of the issued and outstanding shares of preferred stock, for an aggregate of $61,000, which amount included the purchase price, attorney fees, and transfer fees. At the time of the acquisition, BigSupersearch was considered a “shell company” because it had no operations and no assets. Because no transfer of assets or liabilities occurred, the entire $61,000, representing the consideration paid for all of the issued and outstanding capital stock of BigSupersearch, was recorded as goodwill. Gold Leaf has not commenced operations or done anything with BigSupersearch and it still remains a shell company.

Goodwill may not be amortized. Instead, it is tested at least annually for impairment. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. The fair value of goodwill can be measured only as a residual and cannot be measured directly. The Company uses a methodology to determine an amount that achieves a reasonable estimate of the value of goodwill for purposes of measuring an impairment loss. That estimate is referred to as the implied fair value of goodwill.

At December 31, 2019, BigSupersearch had a positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of BigSupersearch exceeded its carrying value, including goodwill. In accordance with the Qualitative Assessment outlined in ASC 350-20-35, Goodwill – Subsequent Measurement (“ASC 350-20-35”), an entity has an unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the goodwill impairment test.

The Quantitative Assessment is a two-step process as outlined in ASC 350-20-35 and is used to identify both the existence of impairment and the amount of impairment. The first step is to determine the fair value. If the carrying amount is greater than zero and its fair value exceeds its carrying amount, then there is no impairment and the second step is not necessary. If the carrying amount of BigSupersearch exceeds the fair value, then goodwill will be measured for impairment in the second step. The amount of impairment loss recorded is the difference in the excess of the carrying amount over its fair value.

Management determined that for the year ending December 31, 2019, BigSupersearch had no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill was impaired by the full carrying amount of $61,000. At March 31, 2021, and at December 31, 2020, BigSupersearch had $0 in goodwill.

On January 21, 2021, the Company entered into an Agreement and Plan of Merger with S and S and its shareholders and acquired all of the capital stock of S and S. To consummate the Acquisition, a Certificate of Merger was filed with the Wisconsin Department of Financial Institutions (the “Merger Certificate”) on February 1, 2021. On January 22, 2021, (i) Kona Gold, (ii) KGS Temporary Company, Inc. (Kona Gold Beverage, Inc.’s “Acquisition Subsidiary”), (iii) S and S, (iv) William J. Stineman and K&L Beverage, LLC, a Wisconsin limited liability company (as the indemnifying S and S shareholders), and (v) Mr. Stineman (as representative of the S and S Shareholders) entered into the Agreement and Plan of Merger (the “Merger Agreement”). S and S merged with and into our Acquisition Subsidiary; S and S was the surviving entity and became our wholly-owned subsidiary of Kona Gold Beverage, Inc.

Pursuant to the Merger Agreement, and subject to the terms and conditions contained therein, we acquired all of the shares of capital stock of S and S from the five holders thereof (the “S and S Legacy Shareholders”). In consideration thereof, we issued to them an aggregate of nine million restricted shares of Kona Gold Beverage, Inc.’s common stock (the “Acquisition Stock”) on a pro rata basis. Kona Gold Beverage, Inc. did not grant them any registration rights in respect of the shares of Acquisition Stock. We also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain creditors of S and S (including one of the S and S Legacy Shareholders) and approximately $89,000 of which (the “Remaining Acquisition Payments”) is allocated to the five S and S Legacy Shareholders on a pro rata basis. $400,000 of the Aggregate Acquisition Payments are scheduled to be paid in the next two weeks. The balance of the Aggregate Acquisition Payments, including the Remaining Acquisition Payments, are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade (the product line of S and S) that we sell until the Aggregate Acquisition Payments have been paid in full. In addition to the Aggregate Acquisition Payments, we also assumed and agreed to pay certain other liabilities of S and S as set forth in the Merger Agreement. Because of this goodwill was recorded in the amount of $1,275,938, see Note 19 – Acquisition of S and S Beverage, Inc.

Changes in goodwill are as follows:

	June 30,	December 31,
	2021	2020
Beginning of year	$—	$—
Acquired goodwill	1,275,938	—
Impairment	—	—
Total goodwill	$1,275,938	$—

Intangible assets consisted of the following:

	June 30, 2021			December 31, 2020
Trademark (HighDrate)	$81,750	$81,750
Website Development (Ooh La Lemin)			12,201	—
Less: Accumulated Amortization			(16,859)	(12,262)
Total Intangible Asset			$77,092	$69,488

Estimated future amortization expense related to the intangible asset is as follows:

Fiscal year ending:
December 31, 2021 (remaining 6 months)	4,697
December 31, 2022	9,395
December 31, 2023	9,395
December 31, 2024	9,395
December 31, 2025	9,395
Thereafter	34,815
Finite-Lived Intangible Assets, Net	$77,092

NOTE 4 – GOODWILL AND INTANGIBLE ASSETS

In April 2019, Gold Leaf acquired 21,000,000 shares, representing all of the issued and outstanding shares of common stock, $0.01 par value per share, of BigSupersearch.com, Inc., a California corporation (“BigSupersearch”), and 14,000,000 shares of its Series A preferred stock, for $61,000, which amount included the purchase price, attorney fees, and transfer fees. At the time of the acquisition, BigSupersearch was considered a “shell company” because it had no operations and no assets. Because no transfer of assets or liabilities occurred, the entire $61,000, representing the consideration paid for all of the issued and outstanding capital stock of BigSupersearch, was recorded as goodwill. Gold Leaf has not commenced operations or done anything with BigSupersearch and it still remains a shell company.

Goodwill may not be amortized. Instead, it is tested at least annually for impairment. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. The fair value of goodwill can be measured only as a residual and cannot be measured directly. The Company uses a methodology to determine an amount that achieves a reasonable estimate of the value of goodwill for purposes of measuring an impairment loss. That estimate is referred to as the implied fair value of goodwill.

At December 31, 2019, BigSupersearch had a positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of BigSupersearch exceeded its carrying value, including goodwill. In accordance with the Qualitative Assessment outlined in ASC 350-20-35, Goodwill – Subsequent Measurement (“ASC 350-20-35”), an entity has an unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the goodwill impairment test.

The Quantitative Assessment is a two-step process as outlined in ASC 350-20-35 and is used to identify both the existence of impairment and the amount of impairment. The first step is to determine the fair value. If the carrying amount is greater than zero and its fair value exceeds its carrying amount, then there is no impairment and the second step is not necessary. If the carrying amount of BigSupersearch exceeds the fair value, then goodwill will be measured for impairment in the second step. The amount of impairment loss recorded is the difference in the excess of the carrying amount over its fair value.

Management determined that for the year ending December 31, 2019, BigSupersearch had no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill was impaired by the full carrying amount of $61,000. At December 31, 2020 and 2019, respectively, the Company had $0 in goodwill.

Changes in goodwill are as follows:

	December 31,	December 31,
	2020	2019
Beginning of year	$—	$—
Acquired goodwill	—	61,000
Impairment	—	(61,000)
Total goodwill	$—	$—

Intangible asset consisted of the following:

	December 31, 2020	December 31, 2019
Trademark (HighDrate)	$81,750	$81,750
Less: Accumulated Amortization	(12,262)	(4,087)
Total Intangible Asset	$69,488	$77,663

Estimated future amortization expense related to the intangible asset is as follows:

Fiscal year ending:
December 31, 2021	8,175
December 31, 2022	8,175
December 31, 2023	8,175
December 31, 2024	8,175
December 31, 2025	8,175
Thereafter	28,613
Finite-Lived Intangible Assets, Net	$69,488